Summary Of Significant Accounting Policies (Basic And Diluted Earnings Per Common Share) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	May 27, 2012	Feb. 26, 2012	Nov. 27, 2011	Aug. 28, 2011	May 29, 2011	Feb. 27, 2011	Nov. 28, 2010	Aug. 29, 2010	May 27, 2012	May 29, 2011	May 30, 2010
Accounting Policies [Abstract]
Earnings from continuing operations	$ 151.6	$ 164.1	$ 54.1	$ 106.8	$ 138.0	$ 151.7	$ 75.8	$ 113.3	$ 476.5	$ 478.7	$ 407.0
Losses from discontinued operations	(0.4)	0	(0.4)	(0.2)	(0.6)	(0.5)	(1.3)	(0.2)	(1.0)	(2.4)	(2.5)
Net earnings	$ 151.2	$ 164.1	$ 53.7	$ 106.6	$ 137.4	$ 151.2	$ 74.5	$ 113.1	$ 475.5	$ 476.3	$ 404.5
Average common shares outstanding - Basic (shares)									130.1	136.8	139.3
Effect of dilutive stock-based compensation (shares)									3.1	3.5	3.1
Average common shares outstanding - Diluted (shares)									133.2	140.3	142.4
Earnings from continuing operations, Basic (dollars per share)	$ 1.18	$ 1.28	$ 0.42	$ 0.80	$ 1.02	$ 1.11	$ 0.55	$ 0.82	$ 3.66	$ 3.50	$ 2.92
Losses from discontinued operations, Basic (dollars per share)	$ 0.00	$ 0.00	$ (0.01)	$ 0.00	$ 0.00	$ 0.00	$ (0.01)	$ 0.00	$ (0.01)	$ (0.02)	$ (0.02)
Net earnings	$ 1.18	$ 1.28	$ 0.41	$ 0.80	$ 1.02	$ 1.11	$ 0.54	$ 0.82	$ 3.65	$ 3.48	$ 2.90
Earnings from continuing operations, Diluted (dollars per share)	$ 1.15	$ 1.25	$ 0.41	$ 0.78	$ 1.00	$ 1.08	$ 0.54	$ 0.80	$ 3.58	$ 3.41	$ 2.86
Losses from discontinued operations, Diluted (dollars per share)	$ 0.00	$ 0.00	$ (0.01)	$ 0.00	$ (0.01)	$ 0.00	$ (0.01)	$ 0.00	$ (0.01)	$ (0.02)	$ (0.02)
Net earnings	$ 1.15	$ 1.25	$ 0.40	$ 0.78	$ 0.99	$ 1.08	$ 0.53	$ 0.80	$ 3.57	$ 3.39	$ 2.84